Investment in Associated Companies (Tables)	12 Months Ended
Dec. 31, 2021
Investment in Associated Companies
Schedule of valuation of investment in Zenlabs

In € thousand	Carrying Value
January 1, 2021	—
Initial recognition	8,502
Conversion of promissory notes (July 2021)	2,222
Capital increases (July and September 2021)	5,178
Share of loss in an associated company	(848)
December 31, 2021	15,054

Schedule of financial information for Zenlabs

In € thousand	3/10/2021 – 12/31/2021
Revenue	806
Net loss for the period	(2,907)

In € thousand	12/31/2021
Non-current assets[1]	24,255
Current assets	6,724
Preferred stock reclassification[2]	20,283
Non-current liabilities	(28,200)
Current liabilities	(756)
Shareholders’ equity	22,306

Group’s effective interest in the associate	34.8%
Group’s share in shareholders’ equity (2020: nil)	7,762
Goodwill	7,558
Currency translation difference	(266)
Investment in an associate	15,054